Subsequent Events (Details Narrative)	Oct. 06, 2020 Days	Sep. 29, 2020 shares	Aug. 12, 2020 USD ($)	Jul. 22, 2020 USD ($)	Jul. 17, 2020 USD ($)	Jun. 30, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Equity interest, percentage							50.00%
Common shares, authorized						25,000,000	25,000,000	25,000,000
Subsequent Event [Member]
Debt description		Pursuant to the Amendment, the Company (i) changed its name from H/Cell Energy Corporation to Vision Hydrogen Corporation, (ii) effectuated a one-for-twenty (1:20) reverse split of the issued and outstanding shares of common stock of the Company without changing the par value of the stock, and (iii) increased its authorized shares of common stock from 25,000,000 to 100,000,000.
Reverse split stock		one-for-twenty (1:20) reverse split
Trading days | Days	20
Subsequent Event [Member] | Minimum [Member]
Common shares, authorized		25,000,000
Subsequent Event [Member] | Maximum [Member]
Common shares, authorized		100,000,000
Subsequent Event [Member] | VoltH2 Holdings AG [Member]
Payment for investment | $			$ 175,000
Equity interest, percentage			17.50%
Lender [Member] | Subsequent Event [Member]
Debt instrument, face value | $				$ 299,000	$ 50,000
Debt interest percentage				6.00%	6.00%
Debt maturity date				Jun. 19, 2021	Jun. 19, 2021